Note 4 - Loans and Related Allowance for Loan Losses - Troubled Debt Restructurings Subsequently Defaulted (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commercial And Industrial [Member]
Number of contracts subsequently defaulted	2	2
Recorded investment subsequently defaulted	$ 7	$ 14
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts subsequently defaulted	4		1
Recorded investment subsequently defaulted	$ 278		$ 15
Real Estate Construction Porfolio Segment [Member]
Number of contracts subsequently defaulted	1	1
Recorded investment subsequently defaulted		$ 130
Commercial Real Estate Portfolio Segment [Member]
Number of contracts subsequently defaulted	1
Recorded investment subsequently defaulted	$ 119